MIDCAP FUND SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%		$58,965,131
(COST $38,425,193)

Communication Services - 3.0%		1,752,036
Entertainment - 0.7%
Take-Two Interactive Software, Inc. (a)	2,150	396,589
Media - 2.3%
Discovery, Inc. (a)	25,560	1,355,447

Consumer Discretionary - 11.1%		6,562,255
Distributors - 1.9%
LKQ Corp. (a)	28,950	1,140,341
Hotels, Restaurants & Leisure - 1.1%
Darden Restaurants, Inc.	4,600	631,718
Household Durables - 2.6%
Newell Brands, Inc.	45,026	1,043,252
TopBuild Corp. (a)	2,590	493,162
Internet & Direct Marketing Retail - 1.2%
Duluth Holdings, Inc. (a)	50,325	703,544
Specialty Retail - 1.6%
Bed Bath & Beyond, Inc. (a)	10,680	286,865
Urban Outfitters, Inc. (a)	19,620	665,118
Textiles, Apparel & Luxury Goods - 2.7%
Hanesbrands, Inc.	25,555	452,068
Levi Strauss & Co.	13,700	318,662
Skechers U.S.A., Inc. Class A (a)	22,610	827,525

Consumer Staples - 8.9%		5,251,821
Beverages - 2.3%
MGP Ingredients, Inc.	10,794	689,521
Molson Coors Brewing Co. Class B	14,805	658,082
Food & Staples Retailing - 4.1%
Performance Food Group Co. (a)	11,900	645,456
Sysco Corp.	7,550	601,207
Walgreens Boots Alliance, Inc.	24,395	1,169,252
Food Products - 1.6%
Kraft Heinz Co/The	21,100	767,618
Lamb Weston Holdings, Inc.	2,660	212,188
Household Products - 0.9%
Energizer Holdings, Inc.	12,165	508,497

Energy - 2.9%		1,714,744
Energy Equipment & Services - 0.2%
Helmerich & Payne, Inc.	3,510	100,842
Oil, Gas & Consumable Fuels - 2.7%
Cameco Corp.	15,200	238,032
Cheniere Energy, Inc. (a)	7,145	481,502
Devon Energy Corp.	10,345	222,831
Pioneer Natural Resources Co.	4,520	671,537

Financials - 15.5%		9,180,001
Banks - 8.8%
Associated Banc-Corp	46,758	942,174
Citizens Financial Group, Inc.	16,625	722,190
First Horizon National Corp.	89,605	1,451,600
Regions Financial Corp.	17,585	362,779
Truist Financial Corp.	10,091	574,783
Zions Bancorporation	21,345	1,134,914
Capital Markets - 3.2%
Charles Schwab Corp/The	5,750	354,890
Northern Trust Corp.	9,580	911,346
State Street Corp.	8,625	627,641
Consumer Finance - 1.6%
Discover Financial Services	9,979	938,725
Insurance - 0.8%
Fidelity National Financial, Inc.	12,140	464,719
Thrifts & Mortgage Finance - 1.1%
Flagstar Bancorp, Inc.	16,000	694,240

Health Care - 16.1%		9,522,365
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. (a)	4,100	626,275
Exact Sciences Corp. (a)	5,665	771,120
MiMedx Group Inc. (a)	20,015	198,349
Neurocrine Biosciences, Inc. (a)	4,430	485,129
Xencor, Inc. (a)	3,600	177,372
Health Care Equipment & Supplies - 1.0%
Accelerate Diagnostics, Inc. (a)	60,900	609,609
Health Care Providers & Services - 6.2%
Acadia Healthcare Co., Inc. (a)	15,260	842,961
AMN Healthcare Services, Inc. (a)	8,150	593,891
Hanger, Inc. (a)	24,200	531,916
Henry Schein, Inc. (a)	2,730	168,851
McKesson Corp.	1,945	329,716
Premier, Inc. Class A	19,830	670,651
Universal Health Services, Inc. (a)	3,900	488,787
Pharmaceuticals - 5.1%
Aerie Pharmaceuticals, Inc. (a)	32,405	595,928
Bausch Health Cos, Inc. (a)	25,675	806,709
Jazz Pharmaceuticals PLC (a)	6,220	1,045,208
Viatris, Inc. (a)	39,050	579,893

Industrials - 13.2%		7,798,524
Building Products - 1.7%
AO Smith Corp.	9,880	586,576
Trane Technologies Plc	2,650	406,086
Commercial Services & Supplies - 1.5%
Hudson Technologies, Inc. (a)	190,325	275,971
Steelcase, Inc.	41,875	583,738
Construction & Engineering - 2.5%
MasTec, Inc. (a)	8,590	745,183
WillScot Mobile Mini Holdings Corp. (a)	27,241	755,392
Electrical Equipment - 0.8%
Regal Beloit Corp.	3,405	465,361
Machinery - 6.7%
Hillenbrand, Inc.	14,750	685,285
Ingersoll Rand, Inc. (a)	2,272	105,284
Kornit Digital Ltd. (a)	3,015	341,087
Mueller Water Products, Inc. Class A	30,225	389,600
Oshkosh Corp.	5,910	626,460
REV Group, Inc.	39,995	496,738
SPX Corp. (a)	4,495	249,877
SPX Flow, Inc. (a)	13,845	852,299
WABTEC Corp.	3,225	233,587

Information Technology - 17.6%		10,368,698
Communications Equipment - 1.7%
Lumentum Holdings, Inc. (a)	6,275	564,750
Viavi Solutions, Inc. (a)	28,771	465,659
Electronic Equipment, Instruments & Components - 3.4%
Corning, Inc.	13,200	504,768
II-VI, Inc. (a)	11,140	939,102
Keysight Technologies, Inc. (a)	3,815	539,899
IT Services - 4.8%
Alliance Data Systems Corp.	18,535	1,788,627
Black Knight, Inc. (a)	5,890	451,704
Fiserv, Inc. (a)	5,243	604,885
Semiconductors & Semiconductor Equipment - 4.0%
Infineon Technologies A.G. ADR	19,855	866,671
Marvell Technology Group Ltd.	13,150	634,882
NXP Semiconductors NV	4,805	877,152
Software - 1.2%
SS&C Technologies Holdings, Inc.	10,300	682,684
Technology Hardware, Storage & Peripherals - 2.5%
CPI Card Group, Inc. (a)	91,814	1,000,772
Pure Storage, Inc. Class A (a)	19,125	447,143

Materials - 3.7%		2,203,047
Containers & Packaging - 1.9%
Berry Global Group, Inc. (a)	10,000	554,000
Crown Holdings, Inc. (a)	5,830	557,115
Metals & Mining - 1.8%
Freeport-McMoRan, Inc. Class B (a)	26,685	904,888
Lundin Mining Corp.	16,350	187,044

Real Estate - 7.1%		4,191,913
Equity Real Estate Investment - 5.2%
Diamondrock Hospitality Co.	52,225	528,517
Host Hotels & Resorts, Inc.	24,225	401,893
Iron Mountain, Inc.	18,635	648,312
Kimco Realty Corp.	27,310	500,592
Service Properties Trust	28,505	366,004
Simon Property Group, Inc.	5,710	644,773
Real Estate Management & Development - 1.9%
Colliers International Group, Inc.	7,100	734,992
FirstService Corp.	2,425	366,830

Utilities - 0.7%		419,727
Electric Utilities - 0.2%
Xcel Energy, Inc.	2,080	121,867
Multi-Utilities - 0.5%
MDU Resources Group, Inc.	10,600	297,860

SHORT-TERM INVESTMENTS - 0.1%		59,649
(COST $59,649)

Money Market Funds - 0.1%^		59,649
First American Government Obligations Fund Class X, 0.030% (b)	59,649	59,649

TOTAL INVESTMENTS - 99.9% (COST $38,484,842)		59,024,780

NET OTHER ASSETS AND LIABILITIES - 0.1%		78,805

NET ASSETS - 100.0%		$59,103,585

(a)	Non-income producing security.
(b)	Represents the 7-day yield at February 28, 2021.
^	Rounds to 0.0%.

Abbreviations
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”)
and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication services	$1,752,036	$-	$-	$1,752,036
Consumer discretionary	6,562,255	–	–	6,562,255
Consumer staples	5,251,821	–	–	5,251,821
Energy	1,714,744	–	–	1,714,744
Financials	9,180,001	–	–	9,180,001
Health care	9,522,365	–	–	9,522,365
Industrials	7,798,524	–	–	7,798,524
Information technology	10,368,698	–	–	10,368,698
Materials	2,203,047	–	–	2,203,047
Real Estate	4,191,913	–	–	4,191,913
Utilities	419,727	–	–	419,727
Total common stocks	58,965,131	–	–	58,965,131
Short-term investments
Money market funds	59,649	–	–	59,649
Total short-term investments	59,649	–	–	59,649
Total investments	59,024,780	$–	$–	59,024,780

The Fund did not invest in any level-3 investments as of and during the Three-month period ended February 28, 2021

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 28, 2021

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.